Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB VARIABLE PRODUCTS SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2015
Class B Shares | AB Dynamic Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB VPS DYNAMIC ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The operating expenses information below is designed to assist Contractholders of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses provided below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver is in effect only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in a globally diversified portfolio of equity and debt securities, including exchange-traded funds, or ETFs, and other financial instruments, and expects to enter into derivatives transactions, such as options, futures contracts, forwards, and swaps to achieve market exposure. The Portfolio's neutral weighting, from which it will make its tactical asset allocations, is 60% equity exposure and 40% debt exposure. Within these broad components, the Portfolio may invest in any type of security, including common and preferred stocks, warrants and convertible securities, government and corporate fixed-income securities, commodities, currencies, real estate-related securities and inflation-indexed securities. The Portfolio may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio expects its investments in fixed-income securities to have a broad range of maturities and quality levels. The Portfolio is expected to be highly diversified across industries, sectors and countries, and will choose its positions from several market indices worldwide in a manner that is intended to track the performance (before fees and expenses) of those indices.

The Adviser will continuously monitor the risks presented by the Portfolio's asset allocation and may make frequent adjustments to the Portfolio's exposures to different asset classes. Using its proprietary Dynamic Asset Allocation techniques, the Adviser will adjust the Portfolio's exposure to the equity and debt markets, and to segments within those markets, in response to the Adviser's assessment of the relative risks and returns of those segments. For example, when the Adviser determines that equity market volatility is particularly low and that, therefore, the equity markets present reasonable return opportunities, the Adviser may increase the Portfolio's equity exposure to as much as 80%. Conversely, when the Adviser determines that the risks in the equity markets are disproportionately greater than the potential returns offered, the Adviser may reduce the Portfolio's equity exposure significantly below the target percentage or may even decide to eliminate equity exposure altogether by increasing the Portfolio's fixed-income exposure to 100%. This investment strategy is intended to reduce the Portfolio's overall investment risk, but may at times result in the Portfolio underperforming the markets.

The Portfolio expects to utilize derivatives and to invest in ETFs to a significant extent. Derivatives and ETFs may provide more efficient and economical exposure to market segments than direct investments, and the Portfolio's market exposures may at times be achieved almost entirely through the use of derivatives or through the investments in ETFs. Derivatives transactions and ETFs may also be a quicker and more efficient way to alter the Portfolio's exposure than buying and selling direct investments. As a result, the Adviser expects to use derivatives as one of the primary tools for adjusting the Portfolio's exposure levels from its neutral weighting. The Adviser also expects to use direct investments and ETFs to adjust the Portfolio's exposure levels. In determining when and to what extent to enter into derivatives transactions or to invest in ETFs, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives and ETFs in making its assessment of the Portfolio's risks.

Currency exchange rate fluctuations can have a dramatic impact on returns, significantly adding to returns in some years and greatly diminishing them in others. To the extent that the Portfolio invests in non-U.S. Dollar-denominated investments, the Adviser will integrate the risks of foreign currency exposures into its investment and asset allocation decision making. The Adviser may seek to hedge all or a portion of the currency exposure resulting from the Portfolio's investments. The Adviser may also seek investment opportunities through currencies and currency-related derivatives.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Portfolio's investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to a heightened risk of rising interest rates due to the current period of historically low rates and the effect of government fiscal policy initiatives, including Federal Reserve actions, and market reaction to these initiatives. The current period of historically low rates is expected to end and rates are expected to begin rising in the near future. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser's view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.
  FOREIGN (NON-U.S.) RISK: The Portfolio's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF's expenses and runs the risk that the ETF may not achieve its investment objective.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: When the Portfolio borrows money or otherwise leverages its portfolio, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments. The Portfolio may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  REAL ESTATE RISK: The Portfolio's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.
  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.
The performance information does not take into account separate account charges. If separate account charges were included, an investor's return would be lower. The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio's performance changed over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table includes an index of fixed-income securities and information about the 60% MSCI World Index/40% Barclays U.S. Treasury Index to show how the Port-folio's performance compares with indices of securities similar to those in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information does not take into account separate account charges. If separate account charges were included, an investor's return would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.75% FOR THE 1ST QUARTER, 2012; AND WORST QUARTER WAS DOWN -3.01% FOR THE 2ND QUARTER, 2012.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Class B Shares | AB Dynamic Asset Allocation Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.12%	[3]
After 1 Year	rr_ExpenseExampleYear01	114
After 3 Years	rr_ExpenseExampleYear03	356
After 5 Years	rr_ExpenseExampleYear05	617
After 10 Years	rr_ExpenseExampleYear10	1,363
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	7.90%
2013	rr_AnnualReturn2013	12.04%
2014	rr_AnnualReturn2014	4.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.01%)
1 YEAR	rr_AverageAnnualReturnYear01	4.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.61%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Class B Shares | AB Dynamic Asset Allocation Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.94%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.98%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Class B Shares | AB Dynamic Asset Allocation Portfolio | Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.05%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.70%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011	[5]
Class B Shares | AB Dynamic Asset Allocation Portfolio | 60% MSCI World Index/40% Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.07%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.11%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011	[5]

[1]	Before Fee Waiver and Expense Reimbursement
[2]	The fee waiver and expense reimbursements will remain in effect until May 1, 2016 and will continue thereafter from year to year unless the Adviser provides notice of termination 60 days prior to that date. For the year ended December 31, 2014, such reimbursement/waiver was less than .005%.
[3]	After Fee Waiver and Expense Reimbursement
[4]	Since inception return is from April 1, 2011.
[5]	The performance table includes an index of fixed-income securities and information about the 60% MSCI World Index/40% Barclays U.S. Treasury Index to show how the Port-folio's performance compares with indices of securities similar to those in which the Portfolio invests.